Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

22.  Subsequent Events

On January 18, 2013, we replaced our existing credit agreement with a new Revolving Credit Facility (“2013 Credit Agreement”).  Terms of the 2013 Credit Agreement consist of a five-year, $350 million revolving credit facility.  This 2013 Credit Agreement also included a $150 million expansion feature.  The interest rate on the 2013 Credit Agreement is currently LIBOR plus 125 basis points. Debt issuance costs associated with the existing credit agreement were not material.  With respect to the 2013 Credit Agreement, deferred financing costs are immaterial.  The 2013 Credit Agreement’s quarterly financial covenants did not materially change from those  in the 2011 Credit Agreement.